World Omni Auto Receivables Trust 2007-B	Exhibit 99.1
Monthly Servicer Certificate
October 31, 2007

Dates Covered
Collections Period	10/01/07 - 10/31/07
Interest Accrual Period	10/15/07 -11/14/07
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/07

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/07	935,005,148.44	46,372
Yield Supplement Overcollateralization Amount at 09/30/07	20,407,869.45	0

Receivables Balance at 09/30/07	955,413,017.89	46,372
Principal Payments	27,487,711.57	679
Defaulted Receivables	19,244.80	1
Repurchased Accounts	110,710.01	6
Yield Supplement Overcollateralization Amount at 10/31/07	19,513,058.00	0

Pool Balance at 10/31/07	908,282,293.51	45,686

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	968,185,601.19	46,688

Delinquent Receivables:
Past Due 31-60 days	9,147,729.36	443
Past Due 61-90 days	1,451,435.04	67
Past Due 91 + days	11,391.18	1

Total	10,610,555.58	511

Total 31+ Delinquent as % Ending Pool Balance	1.17%

Recoveries	24,317.16

Aggregate Net Losses - October 2007	(5,072.36)

Overcollateralization Target Amount	13,624,234.40
Actual Overcollateralization	6,676,292.60

Weighted Average APR, Yield Adjusted	8.94%
Weighted Average Remaining Term	61.42

Flow of Funds	$ Amount
Collections	33,173,401.46
Advances	60,204.02
Investment Earnings on Cash Accounts	115,588.91
Servicing Fee	(796,177.51)
Repurchased Accounts	110,710.01
Interest Rate Swap Receipt	66,264.00

Available Funds	32,729,990.89

Distributions of Available Funds
(1) Monthly Swap Payment Amount	0.00
(2) Class A Interest	4,075,171.39
(3) First Priority Principal Distributable Amount	0.00
(4) Class B Interest	212,444.48
(5) Second Priority Principal Distributable Amount	21,766,082.42
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	6,676,292.60
(8) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	32,729,990.89

Servicing Fee	796,177.51
Unpaid Servicing Fee	-

Note Balances & Note Factors	$ Amount
Original Class A	900,000,000.00
Original Class B	42,631,000.00

Total Class A & B
Note Balance @ 10/15/07	930,048,375.93
Principal Paid	28,442,375.02
Note balance @ 11/15/07	901,606,000.91

Class A-1
Note Balance @ 10/15/07	174,417,375.93
Principal Paid	28,442,375.02
Note balance @ 11/15/07	145,975,000.91
Note Factor @ 11/15/07	78.0614978%

Class A-2a
Note Balance @ 10/15/07	85,000,000.00
Principal Paid	0.00
Note balance @ 11/15/07	85,000,000.00
Note Factor @ 11/15/07	100.0000000%

Class A-2b
Note Balance @ 10/15/07	85,000,000.00
Principal Paid	0.00
Note balance @ 11/15/07	85,000,000.00
Note Factor @ 11/15/07	100.0000000%

Class A-3a
Note Balance @ 10/15/07	250,000,000.00
Principal Paid	0.00
Note balance @ 11/15/07	250,000,000.00
Note Factor @ 11/15/07	100.0000000%

Class A-3b
Note Balance @ 10/15/07	104,000,000.00
Principal Paid	0.00
Note balance @ 11/15/07	104,000,000.00
Note Factor @ 11/15/07	100.0000000%

Class A-4
Note Balance @ 10/15/07	189,000,000.00
Principal Paid	0.00
Note balance @ 11/15/07	189,000,000.00
Note Factor @ 11/15/07	100.0000000%

Class B
Note Balance @ 10/15/07	42,631,000.00
Principal Paid	0.00
Note balance @ 11/15/07	42,631,000.00
Note Factor @ 11/15/07	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	4,287,615.87
Total Principal Paid	28,442,375.02

Total Paid	32,729,990.89

Class A-1
Coupon	5.67635%
Interest Paid	852,546.56
Principal Paid	28,442,375.02

Total Paid to A-1 Holders	29,294,921.58

Class A-2a
Coupon	5.46000%
Interest Paid	386,750.00
Principal Paid	0.00

Total Paid to A-2 Holders	386,750.00

Class A-2b
Coupon	5.41125%
Interest Paid	396,073.44
Principal Paid	0.00

Total Paid to A-2 Holders	396,073.44

Class A-3a
Coupon	5.28000%
Interest Paid	1,100,000.00
Principal Paid	0.00

Total Paid to A-3 Holders	1,100,000.00

Class A-3b
Coupon	5.48125%
Interest Paid	490,876.39
Principal Paid	0.00

Total Paid to A-3 Holders	490,876.39

Class A-4
Coupon	5.39000%
Interest Paid	848,925.00
Principal Paid	0.00

Total Paid to A-4 Holders	848,925.00

Class B
Coupon	5.98000%
Interest Paid	212,444.48
Principal Paid	0.00

Total Paid to B Holders	212,444.48

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	4.5485623
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	30.1733924

Total Distribution Amount	34.7219547

A-1 Interest Distribution Amount	4.5590725
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	152.0982621

Total A-1 Distribution Amount	156.6573346

A-2a Interest Distribution Amount	4.5500000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	4.5500000

A-2b Interest Distribution Amount	4.6596875
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	4.6596875

A-3a Interest Distribution Amount	4.4000000
A-3a Interest Carryover Shortfall	0.0000000
A-3a Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	4.4000000

A-3b Interest Distribution Amount	4.7199653
A-3b Interest Carryover Shortfall	0.0000000
A-3b Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	4.7199653

A-4 Interest Distribution Amount	4.4916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	4.4916667

B Interest Distribution Amount	4.9833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	4.9833333

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	765.27
Noteholders’ Principal Distributable Amount	234.73

Account Balances	$ Amount
Advances
Balance as of 09/30/07	70,652.00
Balance as of 10/31/07	130,856.02
Change	60,204.02

Reserve Fund
Balance as of 09/30/07	2,370,128.57
Investment Earnings	10,317.00
Prior Month’s Investment Earnings paid	(1,708.97)
Withdrawal	0.00
Balance as of 10/31/07	2,378,736.60
Change	8,608.03

Reserve Fund Requirement	2,368,439.21